Fair Value of Financial Instruments (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Fair Value of Financial Instruments
Beginning balance	$ 0	$ 160,000	$ 358,000
Decrease in fair value of contingent consideration liability	0	(42,500)	(30,000)
Payments	0	(117,500)	(168,000)
Ending balance	$ 0	$ 0	$ 160,000